Income Taxes - Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income benefit rate	21.00%	21.00%
State income tax rate	1.10%	7.00%
Change in valuation allowance	(6.30%)	(28.30%)
Research and development credits	0.30%	2.90%
Other	(4.20%)	(0.80%)
Convertible notes — nondeductible	0.00%	(1.60%)
Stock-based compensation	(0.20%)	(0.90%)
Change in fair value of contingent earn-out liability	(8.70%)	0.00%
Change in fair value of warrants liabilities	(3.00%)	0.00%
Foreign rate differential	0.10%	0.00%
Effective tax rate	0.10%	(0.60%)